Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
Entity Central Index Key	0001707770
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000192517
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Total Return Fund
Class Name	Investor Class
Trading Symbol	TMSRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - Investor Class	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. U.S. large-cap growth and emerging markets growth equities were among the top-performing asset classes for the year.

  Versus the style-specific ICE BofA U.S. 3-Month Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, performance in our style premia allocation was a leading detractor during the period. Similarly, relative results in the volatility relative value component of the fund also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund’s exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility, detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (Investor Class)	3.46%	1.89%	2.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.16	-0.24	2.03
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.38	3.06	2.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 23, 2018
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 224,964,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 2,654,000
InvestmentCompanyPortfolioTurnover	132.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$224,964 Number of Portfolio Holdings1,033
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	9.9%
Government Bonds	9.8
Common Stocks	9.5
U.S. Treasury Obligations	5.0
Securities Lending Collateral	2.9
Asset-Backed Securities	1.6
Equity Funds	0.8
Municipal Securities	0.7
Short-Term and Other*	59.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	5.0%
Invesco Senior Loan ETF	0.8
Republic of Colombia	0.7
NVIDIA	0.6
Brazil Notas do Tesouro Nacional	0.6
Republic of South Africa	0.6
Mexican Bonos	0.6
Czech Republic	0.6
Raizen Fuels Finance	0.5
Ecopetrol	0.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Multi-Strategy Total Return Fund. Effective January 23, 2026, the fund will be liquidated and dissolved. As a result, the fund will no longer be offered for shareholder purchase, effective January 16, 2026.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000192519
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Total Return Fund
Class Name	I Class
Trading Symbol	TMSSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - I Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. U.S. large-cap growth and emerging markets growth equities were among the top-performing asset classes for the year.

  Versus the style-specific ICE BofA U.S. 3-Month Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, performance in our style premia allocation was a leading detractor during the period. Similarly, relative results in the volatility relative value component of the fund also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund’s exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility, detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (I Class)	3.57%	2.05%	2.92%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.16	-0.24	2.03
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.38	3.06	2.59

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 23, 2018
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 224,964,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 2,654,000
InvestmentCompanyPortfolioTurnover	132.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$224,964 Number of Portfolio Holdings1,033
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	9.9%
Government Bonds	9.8
Common Stocks	9.5
U.S. Treasury Obligations	5.0
Securities Lending Collateral	2.9
Asset-Backed Securities	1.6
Equity Funds	0.8
Municipal Securities	0.7
Short-Term and Other*	59.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	5.0%
Invesco Senior Loan ETF	0.8
Republic of Colombia	0.7
NVIDIA	0.6
Brazil Notas do Tesouro Nacional	0.6
Republic of South Africa	0.6
Mexican Bonos	0.6
Czech Republic	0.6
Raizen Fuels Finance	0.5
Ecopetrol	0.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Multi-Strategy Total Return Fund. Effective January 23, 2026, the fund will be liquidated and dissolved. As a result, the fund will no longer be offered for shareholder purchase, effective January 16, 2026.

Updated Prospectus Web Address	www.troweprice.com/paperless